Fair Value Measurement	3 Months Ended
Mar. 31, 2023
Fair Value Measurement
Fair Value Measurement

Note 4 — Fair Value Measurement

Certain assets and liabilities measured and reported at fair value under GAAP are classified in a three-level hierarchy that prioritizes the inputs used in the valuation process. Categorization within the valuation hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The hierarchy is based on the observability and objectivity of the pricing inputs as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

Level 3 — Prices or valuation techniques that require significant unobservable data inputs. These inputs would normally be the Company’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

Due to the short-term nature of the Company’s Cash and cash equivalents, Accounts receivable, Lot deposits, and Accounts payable, the carrying amounts of these instruments approximate their fair value. The interest rates on the Homebuilding debt and other affiliate debt vary and are the greater of either a reference rate plus an applicable margin, or the base rate plus the aforementioned applicable margin. Refer to Note 7 - Homebuilding debt and other affiliate debt for additional detail on the determination of these instruments’ interest rate. As the reference rate of the Homebuilding debt and other affiliate debt at any point in time is reflective of the current interest rate environment the Company operates in, the carrying amount of these instruments approximates their fair value.

The Convertible note payable is presented on the Condensed Consolidated Balance Sheet at its amortized cost and not at fair value. As of March 31, 2023, the fair value of the convertible note is $193,100,000. See Note 12 - Convertible Note for further details on how the fair value was estimated.

All other financial instruments except for Derivative private placement warrants liability, Contingent earnout liability, Derivative stock option liability and Convertible note payable are valued either based on recent trades of securities in active markets or based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data.

The estimated fair value of the Derivative private placement warrants liability, Contingent earnout liability, Derivative stock option liability and Convertible note payable is determined using Level 3 inputs. The models and significant assumptions used in preparing the valuations are disclosed in Note 15 - Warrant liability and Note 14 - Earnout Shares respectively.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and indicates the fair value hierarchy of the valuation. There were no assets or liabilities that are measured at fair value as of December 31, 2022.

	Fair Value Measurements as of March 31, 2023
	Level 1	Level 2	Level 3	Total
Contingent earnout liability	$—	$—	$445,630,296	$445,630,296
Derivative private placement warrant liability	—	—	949,332	949,332
Derivative public warrant liability	2,415,000	—	—	2,415,000
Derivative stock option liability	$—	$—	$2,111,948	$2,111,948
Total Derivative Liability	$2,415,000	$—	$448,691,576	$451,106,576

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. There were no transfers to/from levels during the three months period ended March 31, 2023 and the year ended December 31, 2022.

The change in the fair value of Level 3 liabilities as of March 31, 2023:

		Derivative
		private	Derivative
	Contingent	placement	stock
	earnout	warrant	option
	liability	liability	liability
Liability at January 1, 2023	$—	$—	$—
Recognition	242,211,404	625,370	1,189,685
Forfeitures	—	(890,001)	—
Change in fair value	203,418,892	1,213,963	922,263
Liability at March 31, 2023	$445,630,296	$949,332	$2,111,948